Taxes on Income - Taxes on Income Included in Income Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Current:
Total-Current	$ 8,485	$ 5,896		$ 5,094
Deferred:
Total-Deferred	(1,558)	(5,440)		2,583
Actual tax expense	6,927	456	[1]	7,677	[1]
Israel [Member]
Current:
Total-Current	(78)	578		(275)
Deferred:
Total-Deferred	255	(4,985)		3,110
Non-Israeli [Member]
Current:
Total-Current	8,563	5,318		5,369
Deferred:
Total-Deferred	$ (1,813)	$ (455)		$ (527)

[1]	See Note 1a(ii).